INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Income Tax Disclosure [Abstract]
Income before income taxes	$ 2,104,801	$ 1,730,141
Other-net	(17,397)	2,443
Adjusted pre-tax income	$ 2,087,404	$ 1,732,584
Statutory rate	21.00%	26.42%
Income tax provision at statutory rate	$ 438,355	$ 457,749
Remeasurement of federal deferred income taxes		(2,390,000)
State deferred income taxes	134,000	587,000
Other-net	17,645	101,251
Income tax provision	$ 590,000	$ (1,244,000)